Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands		1 Months Ended	9 Months Ended		12 Months Ended
	Nov. 25, 2020	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Supplemental Cash Flow Information:
Interest paid			$ 465	$ 49	$ 47	$ 506
Income tax paid			300	147	313	352
Non-cash Operating Activities:
Right-of-use assets obtained in exchange for new operating lease liabilities			1,981	0	0	1,158
Total non-cash operating activities			1,981	0	0	1,158
Non-cash Investing Activities:
Unpaid property and equipment received			707	222	166	397
Unpaid Balance Related To The Trutouch Asset Acquisition					500	0
Total non-cash investing activities			707	222	666	397
Non-cash Financing Activities:
Conversion of convertible debt and accrued interest to ordinary shares			181,404	0
Conversion of Legacy Rockley ordinary shares to Rockley ordinary shares			206,888	0
Private Placement Warrants			14,304	0
Public Warrants			28,031	0
Issuance of ordinary shares in lieu of cash payment of transaction costs	$ 3,100		3,190	0
Unpaid deferred transaction costs			2,263	0
Forgiveness of Paycheck Protection Program loan		$ 2,900	2,860	0
Conversion Of Note Payable To Ordinary Shares					0	18,244
Issuance of Ordinary Shares related to the Trutouch Asset Acquisition					2,298	0
NonCash Equity Issuance Costs					0	995
Non - cash dividend					0	1,838
Total non-cash financing activities			$ 438,940	$ 0	$ 2,298	$ 21,077